PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The company’s property, plant and equipment relates to the operating segments as shown below:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Renewable Power and Transition	Infrastructure	Real Estate	Private Equity and Other	Total
Balance, beginning of period	$50,317	$38,655	$10,864	$15,653	$115,489
Additions	932	1,288	491	968	3,679
Acquisitions through business combinations	713	33	43	664	1,453
Dispositions and assets reclassified as held for sale	(102)	(74)	(98)	(182)	(456)
Depreciation expense	(795)	(795)	(262)	(902)	(2,754)
Foreign currency translation and other	(600)	(1,637)	(470)	(485)	(3,192)
Total change	148	(1,185)	(296)	63	(1,270)
Balance, end of period[1]	$50,465	$37,470	$10,568	$15,716	$114,219
1.Our ROU PP&E assets include $392 million (December 31, 2021 – $415 million) in our Renewable Power and Transition segment, $3.7 billion (December 31, 2021 – $4.0 billion) in our Infrastructure segment, $813 million (December 31, 2021 – $905 million) in our Real Estate segment, and $1.7 billion (December 31, 2021 – $1.7 billion) in our Private Equity and other segments, totaling $6.6 billion (December 31, 2021 – $7.0 billion) of ROU assets.